Short-term bank borrowings (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				6 Months Ended		8 Months Ended	10 Months Ended	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Aug. 31, 2019 CNY (¥)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Jul. 31, 2018 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jul. 31, 2020 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Mar. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Jun. 30, 2019 USD ($)	Jun. 30, 2019 CNY (¥)	Jul. 31, 2018 USD ($)	Jul. 31, 2018 CNY (¥)
Short-term Debt [Line Items]
Short-term bank borrowings					¥ 395,000				$ 70,384		¥ 395,000			¥ 490,000
Weighted average interest rates (as a percent)					4.94%				5.50%		4.94%			5.50%
Cash proceeds from short-term bank borrowings									$ 77,570	¥ 540,030	¥ 415,000	¥ 663,100
Short-term investments					¥ 71,483				$ 1,652		71,483			¥ 11,500
Accounts receivable, gross					1,439,013						¥ 1,439,013			¥ 2,332,236
China Merchants Bank Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings			¥ 50,000			¥ 296,000
Interest rate (as a percent)															4.35%	4.35%
Term of borrowings			11 months			1 year
China Merchants Bank Loan | Minimum
Short-term Debt [Line Items]
Interest rate (as a percent)																	4.35%	4.35%
China Merchants Bank Loan | Maximum
Short-term Debt [Line Items]
Interest rate (as a percent)																	5.66%	5.66%
Bank Of China In Shenzhen Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings				¥ 49,000	¥ 50,000					¥ 80,000
Interest rate (as a percent)					6.09%						6.09%						4.79%	4.79%
Term of borrowings				284 days	6 months				6 months	6 months
Bank Of China In Shenzhen Loan | Minimum
Short-term Debt [Line Items]
Interest rate (as a percent)									5.00%					5.00%
Bank Of China In Shenzhen Loan | Maximum
Short-term Debt [Line Items]
Interest rate (as a percent)									6.00%					6.00%
Bank Of China In Shenzhen Loan | Collateral Pledged
Short-term Debt [Line Items]
Short-term investments																		¥ 49,883
Bank of Shanghai Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings			¥ 50,000				¥ 30,000
Interest rate (as a percent)									6.09%					6.09%	4.35%	4.35%
Term of borrowings			1 year				1 year
Agriculture Bank of China Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings	¥ 25,000		¥ 100,000
Interest rate (as a percent)									5.00%					5.00%	4.35%	4.35%
Term of borrowings	1 year		1 year
Line of credit
Short-term Debt [Line Items]
Borrowed loan amount													¥ 100,000
Bank of Hangzhou Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings	¥ 20,000
Interest rate (as a percent)									6.09%					6.09%
Term of borrowings	6 months
China Construction Bank Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings		¥ 20,000
Interest rate (as a percent)		5.655%
Term of borrowings		1 year
China Zheshang Bank Co., Ltd Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings										¥ 30,000
Interest rate (as a percent)									6.09%					6.09%
Term of borrowings									1 year	1 year
FDD Network Holding Ltd | China Merchants Bank Loan
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings			¥ 55,810
Cash deposits provided by subsidiaries as collateral of borrowings															$ 8,000		$ 50,400	¥ 345,996
FDD Network Holding Ltd | Bank of Shanghai Loan
Short-term Debt [Line Items]
Cash deposits provided by subsidiaries as collateral of borrowings															7,750	¥ 54,065
FDD Network Holding Ltd | Agriculture Bank of China Loan
Short-term Debt [Line Items]
Cash deposits provided by subsidiaries as collateral of borrowings															$ 17,100	¥ 119,293
Shenzhen Fangdd Network Technology Ltd | Zhejiang Chouzhou Commercial Bank Loan [Member]
Short-term Debt [Line Items]
Cash proceeds from short-term bank borrowings								¥ 85,000
Interest rate (as a percent)								7.80%
Real estate developers
Short-term Debt [Line Items]
Accounts receivable, gross					¥ 1,436,367						¥ 1,436,367			¥ 2,329,431
Real estate developers | Collateral Pledged
Short-term Debt [Line Items]
Accounts receivable, gross					65,697						65,697			263,550
Real estate developers | Bank Of China In Shenzhen Loan | Collateral Pledged
Short-term Debt [Line Items]
Accounts receivable, gross					65,697						65,697			92,452
Real estate developers | Bank of Shanghai Loan | Collateral Pledged
Short-term Debt [Line Items]
Accounts receivable, gross														37,970
Real estate developers | Bank of Hangzhou Loan | Collateral Pledged
Short-term Debt [Line Items]
Accounts receivable, gross														51,128
Real estate developers | Shenzhen Fangdd Network Technology Ltd | Agriculture Bank of China Loan | Collateral Pledged
Short-term Debt [Line Items]
Accounts receivable, gross														58,049
Real estate developers | Shenzhen Fangdd Network Technology Ltd | China Zheshang Bank Co., Ltd Loan | Collateral Pledged
Short-term Debt [Line Items]
Accounts receivable, gross														23,951
individual customers
Short-term Debt [Line Items]
Accounts receivable, gross					¥ 2,646						¥ 2,646			¥ 2,805